General Taxes (Tables)	12 Months Ended
Dec. 31, 2025
General Taxes [Abstract]
Schedule of general tax expense
Presented in the table below are the components of general tax expense for the years ended December 31:

	2025	2024	2023
Gross receipts and franchise	$151	$140	$134
Property and capital stock	134	125	119
Payroll	43	41	38
Other general	20	14	16

Total general taxes	$348	$320	$307